CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 177,569	$ 110,343	$ 342,342
Restricted cash		56,398
Accounts receivable	2,482,929	2,917,093
Inventories	2,402,825	2,906,383	1,651,376
Other receivable	279,786	245,232	79,221
Advance to suppliers	645,356	736,094	166,010
Total Current Assets	5,988,465	6,971,543	2,238,949
Property, plant and equipment, net	16,936,707	17,184,192	18,694,969
Intangible assets, net	2,935,374	2,934,213	3,085,906
Value added tax receivable	2,832,010	2,704,109	2,211,980
Notes receivable			41,848
Total Non-current Assets	22,704,091	22,822,514	24,034,703
Total Assets	28,692,556	29,794,057	26,273,652
Current Liabilities
Short-term bank loans	6,024,678	5,988,024	6,904,228
Account payable	1,776,013	4,604,011	1,300,676
Accrued expenses and other current liabilities	4,722,539	3,092,953	2,312,772
Payable to related party			30,000
Deferred income, current	122,643	121,897	125,345
Total Current liabilities	12,645,873	13,806,885	10,673,021
Deferred income	1,051,983	1,073,487	1,230,207
Long-term payable	1,061,170	1,095,690	1,423,116
Total Non-current liabilities	2,113,153	2,169,177	2,653,323
Total Liabilities	14,759,026	15,976,062	13,326,344
Shareholders' Equity
Common stock	25,900	25,900	25,900
Additional paid in capital	11,152,388	11,152,388	11,152,388
Accumulated comprehensive income (loss)	(419,384)	(711,270)	(430,206)
Accumulated deficit	(381,264)	(168,600)	(1,113,233)
Total Company stockholders' Equity	10,377,640	10,298,418	9,634,849
Noncontrolling interest	3,555,890	3,519,577	3,312,459
Total Equity	13,933,530	13,817,995	12,947,308
Total Liabilities and Shareholders' Equity	$ 28,692,556	$ 29,794,057	$ 26,273,652